Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Condensed Balance Sheet [Table Text Block]
	20 1 7	20 16

ASSETS
Cash	$910,239	$2,307,008
Premises and Equipment, Net	1,099,626	1,074,884
Investment in Subsidiary, at Equity	114,235,955	114,478,277
Other	24,458	20,990

Total Assets	$116,270,278	$117,881,159

LIABILITIES AND STOCKHOLDERS ’ EQUITY

Liabilities
Other Borrowed Money	$1,500,000	$-
Dividends Payable	-	105,300
Other	218,615	159,126

	$1,718,615	$264,426

Subordinated Debt	24,229,000	24,229,000

Stockholders ’ Equity
Preferred Stock, Stated Value $1,000; 10,000,000 Shares Authorized, 0 and 9,360 Shares Issued and Outstanding as of December 31, 201 7 and 2016	-	9,360,000
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,439,258 Shares Issued and Outstanding as of December 31, 2017 and 2016	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	59,230,260	51,465,521
Accumulated Other Comprehensive Loss, Net of Tax	(6,491,949)	(5,022,140)

	90,322,663	93,387,733

Total Liabilities and Stockholders ’ Equity	$116,270,278	$117,881,159

Condensed Income Statement [Table Text Block]
	20 1 7	20 16	20 15

Income
Dividends from Subsidiary	$8,746,882	$9,118,104	$10,015,147
Management Fees	601,080	601,080	581,334
Other	97,103	103,612	112,876

	$9,445,065	$9,822,796	$10,709,357

Expenses
Interest	900,113	601,567	503,286
Salaries and Employee Benefits	917,259	840,130	811,150
Other	604,166	554,434	666,872

	2,421,538	1,996,131	1,981,308

Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	7,023,527	7,826,665	8,728,049

Income Tax Benefits	568,258	457,934	444,764

Income Before Equity in Undistributed Earnings of Subsidiary	7,591,785	8,284,599	9,172,813

Dividends Received in Excess of Earnings of Subsidiary	-	-	(800,116)

Equity in Undistributed Earnings of Subsidiary	159,193	388,611	-

Net Income	7,750,978	8,673,210	8,372,697
Preferred Stock Dividends	210,600	1,493,310	2,375,010

Net Income Available to Common Stockholders	$7,540,378	$7,179,900	$5,997,687

Condensed Statement of Comprehensive Income [Table Text Block]
	201 7	201 6	201 5

Net Incom e	$7,750,978	$8,673,210	$8,372,697

Other Comprehensive Income (Loss )

Gains (Losses) on Securities Arising During the Year	(608,355)	(505,367)	610,689
Tax Effec t	206,841	171,825	(207,634)

Realized (Gains) Losses on Sale of AFS Securities	-	(385,223)	11,466
Tax Effec t	-	130,976	(3,898)

Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(401,514)	(587,789)	410,623

Comprehensive Incom e	$7,349,464	$8,085,421	$8,783,320

Condensed Cash Flow Statement [Table Text Block]
	201 7	201 6	201 5

Cash Flows from Operating Activitie s
Net Incom e	$7,750,978	$8,673,210	$8,372,697
Adjustments to Reconcile Net Income t o Net Cash Provided by Operating Activitie s
Depreciation and Amortizatio n	70,183	66,476	73,999
Equity in Undistribute d Earnings of Subsidiar y	(159,193)	(388,611)	-
Dividends Received in Excess o f Earnings of Subsidiar y	-	-	800,116
Change in Interest Payabl e	17,887	5,367	23,072
Othe r	38,135	108,288	1,555,482

	7,717,990	8,464,730	10,825,366

Cash Flows from Investing Activitie s
Purchases of Premises and Equipmen t	(94,925)	(6,836)	(8,884)

Cash Flows from Financing Activitie s
Proceeds from Other Borrowed Money	5,000,000	-	-
Principal Payments on Other Borrowed Mone y	(3,500,000)	-	-
Dividends Paid on Common Stoc k	(843,934)	-	-
Dividends Paid on Preferred Stoc k	(315,900)	(1,590,746)	(2,487,274)
Redemption of Preferred Stock	(9,360,000)	(8,661,000)	(9,979,000)

	(9,019,834)	(10,251,746)	(12,466,274)

Increase (Decrease) in Cash	(1,396,769)	(1,793,852)	(1,649,792)

Cash, Beginnin g	2,307,008	4,100,860	5,750,652

Cash, Ending	$910,239	$2,307,008	$4,100,860